Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

NOTE 17.    Subsequent Events

The Company has evaluated subsequent events through February 27, 2026, the date its financial statements were issued, except for the effects of the formation transactions and the IPO discussed in Note 1 to the financial statements, as to which the date is May 21, 2026. There were no subsequent events other than those described in the Notes to these Combined and Consolidated Financial Statements.